Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Current Assets [Abstract]
Inventories	$ 18,088	$ 6,609
Deferred mobilization expenses	43,825	66,169
Prepayments and advances	20,607	22,880
Other	2,013	5,850
Total	$ 84,533	$ 101,508